Form N-CSR Cover	6 Months Ended
Jan. 31, 2025
Shareholder Report [Line Items]
Document Type	N-CSRS
Amendment Flag	false
Registrant Name	AMERICAN CENTURY ASSET ALLOCATION PORTFOLIOS, INC.
Entity Central Index Key	0001293210
Entity Investment Company Type	N-1A
Document Period End Date	Jan. 31, 2025